Shareholder Report, Holdings (Details)	Dec. 31, 2025
Empower Lifetime 2015 Fund - Institutional Class | Empower Inflation-Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	13.19%
Empower Lifetime 2015 Fund - Institutional Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.35%
Empower Lifetime 2015 Fund - Institutional Class | Empower Short Duration Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.78%
Empower Lifetime 2015 Fund - Institutional Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	13.44%
Empower Lifetime 2015 Fund - Institutional Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.54%
Empower Lifetime 2015 Fund - Institutional Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.58%
Empower Lifetime 2015 Fund - Institutional Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.29%
Empower Lifetime 2015 Fund - Institutional Class | Empower S&P 500® Index Fund Institutional Class
Holdings [Line Items]
Percent of Total Investments	13.50%
Empower Lifetime 2015 Fund - Institutional Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.95%
Empower Lifetime 2015 Fund - Institutional Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.17%
Empower Lifetime 2015 Fund - Institutional Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	19.73%
Empower Lifetime 2015 Fund - Institutional Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
Empower Lifetime 2015 Fund - Institutional Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.09%
Empower Lifetime 2015 Fund - Institutional Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	1.41%
Empower Lifetime 2015 Fund - Institutional Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	46.61%
Empower Lifetime 2015 Fund - Institutional Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.72%
Empower Lifetime 2015 Fund - Institutional Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	13.44%
Empower Lifetime 2015 Fund - Investor Class | Empower Inflation-Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	13.19%
Empower Lifetime 2015 Fund - Investor Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.35%
Empower Lifetime 2015 Fund - Investor Class | Empower Short Duration Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.78%
Empower Lifetime 2015 Fund - Investor Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	13.44%
Empower Lifetime 2015 Fund - Investor Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.54%
Empower Lifetime 2015 Fund - Investor Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.58%
Empower Lifetime 2015 Fund - Investor Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.29%
Empower Lifetime 2015 Fund - Investor Class | Empower S&P 500® Index Fund Institutional Class
Holdings [Line Items]
Percent of Total Investments	13.50%
Empower Lifetime 2015 Fund - Investor Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.95%
Empower Lifetime 2015 Fund - Investor Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.17%
Empower Lifetime 2015 Fund - Investor Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	19.73%
Empower Lifetime 2015 Fund - Investor Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
Empower Lifetime 2015 Fund - Investor Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.09%
Empower Lifetime 2015 Fund - Investor Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	1.41%
Empower Lifetime 2015 Fund - Investor Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	46.61%
Empower Lifetime 2015 Fund - Investor Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.72%
Empower Lifetime 2015 Fund - Investor Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	13.44%
Empower Lifetime 2015 Fund - Service Class | Empower Inflation-Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	13.19%
Empower Lifetime 2015 Fund - Service Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.35%
Empower Lifetime 2015 Fund - Service Class | Empower Short Duration Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.78%
Empower Lifetime 2015 Fund - Service Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	13.44%
Empower Lifetime 2015 Fund - Service Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.54%
Empower Lifetime 2015 Fund - Service Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.58%
Empower Lifetime 2015 Fund - Service Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.29%
Empower Lifetime 2015 Fund - Service Class | Empower S&P 500® Index Fund Institutional Class
Holdings [Line Items]
Percent of Total Investments	13.50%
Empower Lifetime 2015 Fund - Service Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.95%
Empower Lifetime 2015 Fund - Service Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.17%
Empower Lifetime 2015 Fund - Service Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	19.73%
Empower Lifetime 2015 Fund - Service Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
Empower Lifetime 2015 Fund - Service Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.09%
Empower Lifetime 2015 Fund - Service Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	1.41%
Empower Lifetime 2015 Fund - Service Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	46.61%
Empower Lifetime 2015 Fund - Service Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.72%
Empower Lifetime 2015 Fund - Service Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	13.44%
Empower Lifetime 2020 Fund - Institutional Class | Empower Inflation-Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.62%
Empower Lifetime 2020 Fund - Institutional Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Empower Lifetime 2020 Fund - Institutional Class | Empower Short Duration Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.88%
Empower Lifetime 2020 Fund - Institutional Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	11.37%
Empower Lifetime 2020 Fund - Institutional Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.82%
Empower Lifetime 2020 Fund - Institutional Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.93%
Empower Lifetime 2020 Fund - Institutional Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.86%
Empower Lifetime 2020 Fund - Institutional Class | Empower S&P 500® Index Fund Institutional Class
Holdings [Line Items]
Percent of Total Investments	14.63%
Empower Lifetime 2020 Fund - Institutional Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.52%
Empower Lifetime 2020 Fund - Institutional Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Empower Lifetime 2020 Fund - Institutional Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.43%
Empower Lifetime 2020 Fund - Institutional Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.55%
Empower Lifetime 2020 Fund - Institutional Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.53%
Empower Lifetime 2020 Fund - Institutional Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Empower Lifetime 2020 Fund - Institutional Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	44.62%
Empower Lifetime 2020 Fund - Institutional Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Empower Lifetime 2020 Fund - Institutional Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	11.37%
Empower Lifetime 2020 Fund - Investor Class | Empower Inflation-Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.62%
Empower Lifetime 2020 Fund - Investor Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Empower Lifetime 2020 Fund - Investor Class | Empower Short Duration Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.88%
Empower Lifetime 2020 Fund - Investor Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	11.37%
Empower Lifetime 2020 Fund - Investor Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.82%
Empower Lifetime 2020 Fund - Investor Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.93%
Empower Lifetime 2020 Fund - Investor Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.86%
Empower Lifetime 2020 Fund - Investor Class | Empower S&P 500® Index Fund Institutional Class
Holdings [Line Items]
Percent of Total Investments	14.63%
Empower Lifetime 2020 Fund - Investor Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.52%
Empower Lifetime 2020 Fund - Investor Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Empower Lifetime 2020 Fund - Investor Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.43%
Empower Lifetime 2020 Fund - Investor Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.55%
Empower Lifetime 2020 Fund - Investor Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.53%
Empower Lifetime 2020 Fund - Investor Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Empower Lifetime 2020 Fund - Investor Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	44.62%
Empower Lifetime 2020 Fund - Investor Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Empower Lifetime 2020 Fund - Investor Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	11.37%
Empower Lifetime 2020 Fund - Service Class | Empower Inflation-Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.62%
Empower Lifetime 2020 Fund - Service Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Empower Lifetime 2020 Fund - Service Class | Empower Short Duration Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.88%
Empower Lifetime 2020 Fund - Service Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	11.37%
Empower Lifetime 2020 Fund - Service Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.82%
Empower Lifetime 2020 Fund - Service Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.93%
Empower Lifetime 2020 Fund - Service Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.86%
Empower Lifetime 2020 Fund - Service Class | Empower S&P 500® Index Fund Institutional Class
Holdings [Line Items]
Percent of Total Investments	14.63%
Empower Lifetime 2020 Fund - Service Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.52%
Empower Lifetime 2020 Fund - Service Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Empower Lifetime 2020 Fund - Service Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.43%
Empower Lifetime 2020 Fund - Service Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.55%
Empower Lifetime 2020 Fund - Service Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.53%
Empower Lifetime 2020 Fund - Service Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Empower Lifetime 2020 Fund - Service Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	44.62%
Empower Lifetime 2020 Fund - Service Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Empower Lifetime 2020 Fund - Service Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	11.37%
Empower Lifetime 2025 Fund - Institutional Class | Empower Inflation-Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.84%
Empower Lifetime 2025 Fund - Institutional Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.14%
Empower Lifetime 2025 Fund - Institutional Class | Empower Short Duration Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.82%
Empower Lifetime 2025 Fund - Institutional Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	8.91%
Empower Lifetime 2025 Fund - Institutional Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.87%
Empower Lifetime 2025 Fund - Institutional Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
Empower Lifetime 2025 Fund - Institutional Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.16%
Empower Lifetime 2025 Fund - Institutional Class | Empower S&P 500® Index Fund Institutional Class
Holdings [Line Items]
Percent of Total Investments	16.73%
Empower Lifetime 2025 Fund - Institutional Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.48%
Empower Lifetime 2025 Fund - Institutional Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.85%
Empower Lifetime 2025 Fund - Institutional Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	24.56%
Empower Lifetime 2025 Fund - Institutional Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	14.09%
Empower Lifetime 2025 Fund - Institutional Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
Empower Lifetime 2025 Fund - Institutional Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.15%
Empower Lifetime 2025 Fund - Institutional Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	40.02%
Empower Lifetime 2025 Fund - Institutional Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.87%
Empower Lifetime 2025 Fund - Institutional Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	8.91%
Empower Lifetime 2025 Fund - Investor Class | Empower Inflation-Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.84%
Empower Lifetime 2025 Fund - Investor Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.14%
Empower Lifetime 2025 Fund - Investor Class | Empower Short Duration Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.82%
Empower Lifetime 2025 Fund - Investor Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	8.91%
Empower Lifetime 2025 Fund - Investor Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.87%
Empower Lifetime 2025 Fund - Investor Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
Empower Lifetime 2025 Fund - Investor Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.16%
Empower Lifetime 2025 Fund - Investor Class | Empower S&P 500® Index Fund Institutional Class
Holdings [Line Items]
Percent of Total Investments	16.73%
Empower Lifetime 2025 Fund - Investor Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.48%
Empower Lifetime 2025 Fund - Investor Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.85%
Empower Lifetime 2025 Fund - Investor Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	24.56%
Empower Lifetime 2025 Fund - Investor Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	14.09%
Empower Lifetime 2025 Fund - Investor Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
Empower Lifetime 2025 Fund - Investor Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.15%
Empower Lifetime 2025 Fund - Investor Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	40.02%
Empower Lifetime 2025 Fund - Investor Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.87%
Empower Lifetime 2025 Fund - Investor Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	8.91%
Empower Lifetime 2025 Fund - Service Class | Empower Inflation-Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.84%
Empower Lifetime 2025 Fund - Service Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.14%
Empower Lifetime 2025 Fund - Service Class | Empower Short Duration Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.82%
Empower Lifetime 2025 Fund - Service Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	8.91%
Empower Lifetime 2025 Fund - Service Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.87%
Empower Lifetime 2025 Fund - Service Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
Empower Lifetime 2025 Fund - Service Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.16%
Empower Lifetime 2025 Fund - Service Class | Empower S&P 500® Index Fund Institutional Class
Holdings [Line Items]
Percent of Total Investments	16.73%
Empower Lifetime 2025 Fund - Service Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.48%
Empower Lifetime 2025 Fund - Service Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.85%
Empower Lifetime 2025 Fund - Service Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	24.56%
Empower Lifetime 2025 Fund - Service Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	14.09%
Empower Lifetime 2025 Fund - Service Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
Empower Lifetime 2025 Fund - Service Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.15%
Empower Lifetime 2025 Fund - Service Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	40.02%
Empower Lifetime 2025 Fund - Service Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.87%
Empower Lifetime 2025 Fund - Service Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	8.91%
Empower Lifetime 2030 Fund - Institutional Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	6.14%
Empower Lifetime 2030 Fund - Institutional Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Empower Lifetime 2030 Fund - Institutional Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.85%
Empower Lifetime 2030 Fund - Institutional Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.73%
Empower Lifetime 2030 Fund - Institutional Class | Empower S&P 500® Index Fund Institutional Class
Holdings [Line Items]
Percent of Total Investments	19.40%
Empower Lifetime 2030 Fund - Institutional Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.71%
Empower Lifetime 2030 Fund - Institutional Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.32%
Empower Lifetime 2030 Fund - Institutional Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.42%
Empower Lifetime 2030 Fund - Institutional Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.99%
Empower Lifetime 2030 Fund - Institutional Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.08%
Empower Lifetime 2030 Fund - Institutional Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	28.56%
Empower Lifetime 2030 Fund - Institutional Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	17.41%
Empower Lifetime 2030 Fund - Institutional Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
Empower Lifetime 2030 Fund - Institutional Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.72%
Empower Lifetime 2030 Fund - Institutional Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	33.71%
Empower Lifetime 2030 Fund - Institutional Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.96%
Empower Lifetime 2030 Fund - Institutional Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	6.14%
Empower Lifetime 2030 Fund - Investor Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	6.14%
Empower Lifetime 2030 Fund - Investor Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Empower Lifetime 2030 Fund - Investor Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.85%
Empower Lifetime 2030 Fund - Investor Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.73%
Empower Lifetime 2030 Fund - Investor Class | Empower S&P 500® Index Fund Institutional Class
Holdings [Line Items]
Percent of Total Investments	19.40%
Empower Lifetime 2030 Fund - Investor Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.71%
Empower Lifetime 2030 Fund - Investor Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.32%
Empower Lifetime 2030 Fund - Investor Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.42%
Empower Lifetime 2030 Fund - Investor Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.99%
Empower Lifetime 2030 Fund - Investor Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.08%
Empower Lifetime 2030 Fund - Investor Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	28.56%
Empower Lifetime 2030 Fund - Investor Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	17.41%
Empower Lifetime 2030 Fund - Investor Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
Empower Lifetime 2030 Fund - Investor Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.72%
Empower Lifetime 2030 Fund - Investor Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	33.71%
Empower Lifetime 2030 Fund - Investor Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.96%
Empower Lifetime 2030 Fund - Investor Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	6.14%
Empower Lifetime 2030 Fund - Service Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	6.14%
Empower Lifetime 2030 Fund - Service Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Empower Lifetime 2030 Fund - Service Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.85%
Empower Lifetime 2030 Fund - Service Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.73%
Empower Lifetime 2030 Fund - Service Class | Empower S&P 500® Index Fund Institutional Class
Holdings [Line Items]
Percent of Total Investments	19.40%
Empower Lifetime 2030 Fund - Service Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.71%
Empower Lifetime 2030 Fund - Service Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.32%
Empower Lifetime 2030 Fund - Service Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.42%
Empower Lifetime 2030 Fund - Service Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.99%
Empower Lifetime 2030 Fund - Service Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.08%
Empower Lifetime 2030 Fund - Service Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	28.56%
Empower Lifetime 2030 Fund - Service Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	17.41%
Empower Lifetime 2030 Fund - Service Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
Empower Lifetime 2030 Fund - Service Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.72%
Empower Lifetime 2030 Fund - Service Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	33.71%
Empower Lifetime 2030 Fund - Service Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.96%
Empower Lifetime 2030 Fund - Service Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	6.14%
Empower Lifetime 2035 Fund - Institutional Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.37%
Empower Lifetime 2035 Fund - Institutional Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.68%
Empower Lifetime 2035 Fund - Institutional Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
Empower Lifetime 2035 Fund - Institutional Class | Empower S&P 500® Index Fund Institutional Class
Holdings [Line Items]
Percent of Total Investments	22.59%
Empower Lifetime 2035 Fund - Institutional Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.27%
Empower Lifetime 2035 Fund - Institutional Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.38%
Empower Lifetime 2035 Fund - Institutional Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.03%
Empower Lifetime 2035 Fund - Institutional Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Empower Lifetime 2035 Fund - Institutional Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.65%
Empower Lifetime 2035 Fund - Institutional Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Empower Lifetime 2035 Fund - Institutional Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	33.35%
Empower Lifetime 2035 Fund - Institutional Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.59%
Empower Lifetime 2035 Fund - Institutional Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
Empower Lifetime 2035 Fund - Institutional Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.44%
Empower Lifetime 2035 Fund - Institutional Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	24.95%
Empower Lifetime 2035 Fund - Institutional Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.04%
Empower Lifetime 2035 Fund - Institutional Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	3.83%
Empower Lifetime 2035 Fund - Investor Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.37%
Empower Lifetime 2035 Fund - Investor Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.68%
Empower Lifetime 2035 Fund - Investor Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
Empower Lifetime 2035 Fund - Investor Class | Empower S&P 500® Index Fund Institutional Class
Holdings [Line Items]
Percent of Total Investments	22.59%
Empower Lifetime 2035 Fund - Investor Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.27%
Empower Lifetime 2035 Fund - Investor Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.38%
Empower Lifetime 2035 Fund - Investor Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.03%
Empower Lifetime 2035 Fund - Investor Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Empower Lifetime 2035 Fund - Investor Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.65%
Empower Lifetime 2035 Fund - Investor Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Empower Lifetime 2035 Fund - Investor Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	33.35%
Empower Lifetime 2035 Fund - Investor Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.59%
Empower Lifetime 2035 Fund - Investor Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
Empower Lifetime 2035 Fund - Investor Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.44%
Empower Lifetime 2035 Fund - Investor Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	24.95%
Empower Lifetime 2035 Fund - Investor Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.04%
Empower Lifetime 2035 Fund - Investor Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	3.83%
Empower Lifetime 2035 Fund - Service Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.37%
Empower Lifetime 2035 Fund - Service Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.68%
Empower Lifetime 2035 Fund - Service Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
Empower Lifetime 2035 Fund - Service Class | Empower S&P 500® Index Fund Institutional Class
Holdings [Line Items]
Percent of Total Investments	22.59%
Empower Lifetime 2035 Fund - Service Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.27%
Empower Lifetime 2035 Fund - Service Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.38%
Empower Lifetime 2035 Fund - Service Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.03%
Empower Lifetime 2035 Fund - Service Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Empower Lifetime 2035 Fund - Service Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.65%
Empower Lifetime 2035 Fund - Service Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Empower Lifetime 2035 Fund - Service Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	33.35%
Empower Lifetime 2035 Fund - Service Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.59%
Empower Lifetime 2035 Fund - Service Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
Empower Lifetime 2035 Fund - Service Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.44%
Empower Lifetime 2035 Fund - Service Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	24.95%
Empower Lifetime 2035 Fund - Service Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.04%
Empower Lifetime 2035 Fund - Service Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	3.83%
Empower Lifetime 2040 Fund - Institutional Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Empower Lifetime 2040 Fund - Institutional Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.48%
Empower Lifetime 2040 Fund - Institutional Class | Empower S&P 500® Index Fund Institutional Class
Holdings [Line Items]
Percent of Total Investments	25.32%
Empower Lifetime 2040 Fund - Institutional Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.76%
Empower Lifetime 2040 Fund - Institutional Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.17%
Empower Lifetime 2040 Fund - Institutional Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.63%
Empower Lifetime 2040 Fund - Institutional Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.56%
Empower Lifetime 2040 Fund - Institutional Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.66%
Empower Lifetime 2040 Fund - Institutional Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.21%
Empower Lifetime 2040 Fund - Institutional Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.21%
Empower Lifetime 2040 Fund - Institutional Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	37.45%
Empower Lifetime 2040 Fund - Institutional Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	25.67%
Empower Lifetime 2040 Fund - Institutional Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	10.86%
Empower Lifetime 2040 Fund - Institutional Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.16%
Empower Lifetime 2040 Fund - Institutional Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	16.64%
Empower Lifetime 2040 Fund - Institutional Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.12%
Empower Lifetime 2040 Fund - Institutional Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Empower Lifetime 2040 Fund - Investor Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Empower Lifetime 2040 Fund - Investor Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.48%
Empower Lifetime 2040 Fund - Investor Class | Empower S&P 500® Index Fund Institutional Class
Holdings [Line Items]
Percent of Total Investments	25.32%
Empower Lifetime 2040 Fund - Investor Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.76%
Empower Lifetime 2040 Fund - Investor Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.17%
Empower Lifetime 2040 Fund - Investor Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.63%
Empower Lifetime 2040 Fund - Investor Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.56%
Empower Lifetime 2040 Fund - Investor Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.66%
Empower Lifetime 2040 Fund - Investor Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.21%
Empower Lifetime 2040 Fund - Investor Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.21%
Empower Lifetime 2040 Fund - Investor Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	37.45%
Empower Lifetime 2040 Fund - Investor Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	25.67%
Empower Lifetime 2040 Fund - Investor Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	10.86%
Empower Lifetime 2040 Fund - Investor Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.16%
Empower Lifetime 2040 Fund - Investor Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	16.64%
Empower Lifetime 2040 Fund - Investor Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.12%
Empower Lifetime 2040 Fund - Investor Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Empower Lifetime 2040 Fund - Service Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Empower Lifetime 2040 Fund - Service Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.48%
Empower Lifetime 2040 Fund - Service Class | Empower S&P 500® Index Fund Institutional Class
Holdings [Line Items]
Percent of Total Investments	25.32%
Empower Lifetime 2040 Fund - Service Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.76%
Empower Lifetime 2040 Fund - Service Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.17%
Empower Lifetime 2040 Fund - Service Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.63%
Empower Lifetime 2040 Fund - Service Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.56%
Empower Lifetime 2040 Fund - Service Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.66%
Empower Lifetime 2040 Fund - Service Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.21%
Empower Lifetime 2040 Fund - Service Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.21%
Empower Lifetime 2040 Fund - Service Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	37.45%
Empower Lifetime 2040 Fund - Service Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	25.67%
Empower Lifetime 2040 Fund - Service Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	10.86%
Empower Lifetime 2040 Fund - Service Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.16%
Empower Lifetime 2040 Fund - Service Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	16.64%
Empower Lifetime 2040 Fund - Service Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.12%
Empower Lifetime 2040 Fund - Service Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Empower Lifetime 2045 Fund - Institutional Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.99%
Empower Lifetime 2045 Fund - Institutional Class | Empower S&P 500® Index Fund Institutional Class
Holdings [Line Items]
Percent of Total Investments	26.59%
Empower Lifetime 2045 Fund - Institutional Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
Empower Lifetime 2045 Fund - Institutional Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.72%
Empower Lifetime 2045 Fund - Institutional Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.92%
Empower Lifetime 2045 Fund - Institutional Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.06%
Empower Lifetime 2045 Fund - Institutional Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.89%
Empower Lifetime 2045 Fund - Institutional Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.48%
Empower Lifetime 2045 Fund - Institutional Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.41%
Empower Lifetime 2045 Fund - Institutional Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.54%
Empower Lifetime 2045 Fund - Institutional Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	39.44%
Empower Lifetime 2045 Fund - Institutional Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	28.65%
Empower Lifetime 2045 Fund - Institutional Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
Empower Lifetime 2045 Fund - Institutional Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Empower Lifetime 2045 Fund - Institutional Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	11.64%
Empower Lifetime 2045 Fund - Institutional Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.21%
Empower Lifetime 2045 Fund - Institutional Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	1.06%
Empower Lifetime 2045 Fund - Investor Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.99%
Empower Lifetime 2045 Fund - Investor Class | Empower S&P 500® Index Fund Institutional Class
Holdings [Line Items]
Percent of Total Investments	26.59%
Empower Lifetime 2045 Fund - Investor Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
Empower Lifetime 2045 Fund - Investor Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.72%
Empower Lifetime 2045 Fund - Investor Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.92%
Empower Lifetime 2045 Fund - Investor Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.06%
Empower Lifetime 2045 Fund - Investor Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.89%
Empower Lifetime 2045 Fund - Investor Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.48%
Empower Lifetime 2045 Fund - Investor Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.41%
Empower Lifetime 2045 Fund - Investor Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.54%
Empower Lifetime 2045 Fund - Investor Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	39.44%
Empower Lifetime 2045 Fund - Investor Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	28.65%
Empower Lifetime 2045 Fund - Investor Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
Empower Lifetime 2045 Fund - Investor Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Empower Lifetime 2045 Fund - Investor Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	11.64%
Empower Lifetime 2045 Fund - Investor Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.21%
Empower Lifetime 2045 Fund - Investor Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	1.06%
Empower Lifetime 2045 Fund - Service Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.99%
Empower Lifetime 2045 Fund - Service Class | Empower S&P 500® Index Fund Institutional Class
Holdings [Line Items]
Percent of Total Investments	26.59%
Empower Lifetime 2045 Fund - Service Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
Empower Lifetime 2045 Fund - Service Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.72%
Empower Lifetime 2045 Fund - Service Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.92%
Empower Lifetime 2045 Fund - Service Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.06%
Empower Lifetime 2045 Fund - Service Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.89%
Empower Lifetime 2045 Fund - Service Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.48%
Empower Lifetime 2045 Fund - Service Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.41%
Empower Lifetime 2045 Fund - Service Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.54%
Empower Lifetime 2045 Fund - Service Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	39.44%
Empower Lifetime 2045 Fund - Service Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	28.65%
Empower Lifetime 2045 Fund - Service Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
Empower Lifetime 2045 Fund - Service Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Empower Lifetime 2045 Fund - Service Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	11.64%
Empower Lifetime 2045 Fund - Service Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.21%
Empower Lifetime 2045 Fund - Service Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	1.06%
Empower Lifetime 2050 Fund - Institutional Class | Empower S&P 500® Index Fund Institutional Class
Holdings [Line Items]
Percent of Total Investments	27.17%
Empower Lifetime 2050 Fund - Institutional Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	11.62%
Empower Lifetime 2050 Fund - Institutional Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.16%
Empower Lifetime 2050 Fund - Institutional Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.05%
Empower Lifetime 2050 Fund - Institutional Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.44%
Empower Lifetime 2050 Fund - Institutional Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.96%
Empower Lifetime 2050 Fund - Institutional Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Empower Lifetime 2050 Fund - Institutional Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.48%
Empower Lifetime 2050 Fund - Institutional Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.92%
Empower Lifetime 2050 Fund - Institutional Class | Fidelity® Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.92%
Empower Lifetime 2050 Fund - Institutional Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	40.43%
Empower Lifetime 2050 Fund - Institutional Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.07%
Empower Lifetime 2050 Fund - Institutional Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.43%
Empower Lifetime 2050 Fund - Institutional Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.16%
Empower Lifetime 2050 Fund - Institutional Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	8.08%
Empower Lifetime 2050 Fund - Institutional Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.28%
Empower Lifetime 2050 Fund - Institutional Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	0.55%
Empower Lifetime 2050 Fund - Investor Class | Empower S&P 500® Index Fund Institutional Class
Holdings [Line Items]
Percent of Total Investments	27.17%
Empower Lifetime 2050 Fund - Investor Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	11.62%
Empower Lifetime 2050 Fund - Investor Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.16%
Empower Lifetime 2050 Fund - Investor Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.05%
Empower Lifetime 2050 Fund - Investor Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.44%
Empower Lifetime 2050 Fund - Investor Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.96%
Empower Lifetime 2050 Fund - Investor Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Empower Lifetime 2050 Fund - Investor Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.48%
Empower Lifetime 2050 Fund - Investor Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.92%
Empower Lifetime 2050 Fund - Investor Class | Fidelity® Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.92%
Empower Lifetime 2050 Fund - Investor Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	40.43%
Empower Lifetime 2050 Fund - Investor Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.07%
Empower Lifetime 2050 Fund - Investor Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.43%
Empower Lifetime 2050 Fund - Investor Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.16%
Empower Lifetime 2050 Fund - Investor Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	8.08%
Empower Lifetime 2050 Fund - Investor Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.28%
Empower Lifetime 2050 Fund - Investor Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	0.55%
Empower Lifetime 2050 Fund - Service Class | Empower S&P 500® Index Fund Institutional Class
Holdings [Line Items]
Percent of Total Investments	27.17%
Empower Lifetime 2050 Fund - Service Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	11.62%
Empower Lifetime 2050 Fund - Service Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.16%
Empower Lifetime 2050 Fund - Service Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.05%
Empower Lifetime 2050 Fund - Service Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.44%
Empower Lifetime 2050 Fund - Service Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.96%
Empower Lifetime 2050 Fund - Service Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Empower Lifetime 2050 Fund - Service Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.48%
Empower Lifetime 2050 Fund - Service Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.92%
Empower Lifetime 2050 Fund - Service Class | Fidelity® Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.92%
Empower Lifetime 2050 Fund - Service Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	40.43%
Empower Lifetime 2050 Fund - Service Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.07%
Empower Lifetime 2050 Fund - Service Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.43%
Empower Lifetime 2050 Fund - Service Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.16%
Empower Lifetime 2050 Fund - Service Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	8.08%
Empower Lifetime 2050 Fund - Service Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.28%
Empower Lifetime 2050 Fund - Service Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	0.55%
Empower Lifetime 2055 Fund - Institutional Class | Empower S&P 500® Index Fund Institutional Class
Holdings [Line Items]
Percent of Total Investments	27.13%
Empower Lifetime 2055 Fund - Institutional Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	12.19%
Empower Lifetime 2055 Fund - Institutional Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.46%
Empower Lifetime 2055 Fund - Institutional Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.03%
Empower Lifetime 2055 Fund - Institutional Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.71%
Empower Lifetime 2055 Fund - Institutional Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.88%
Empower Lifetime 2055 Fund - Institutional Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.58%
Empower Lifetime 2055 Fund - Institutional Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Empower Lifetime 2055 Fund - Institutional Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.25%
Empower Lifetime 2055 Fund - Institutional Class | Fidelity® Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.25%
Empower Lifetime 2055 Fund - Institutional Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	40.46%
Empower Lifetime 2055 Fund - Institutional Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.86%
Empower Lifetime 2055 Fund - Institutional Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.27%
Empower Lifetime 2055 Fund - Institutional Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.49%
Empower Lifetime 2055 Fund - Institutional Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	6.24%
Empower Lifetime 2055 Fund - Institutional Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.36%
Empower Lifetime 2055 Fund - Institutional Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	0.32%
Empower Lifetime 2055 Fund - Investor Class | Empower S&P 500® Index Fund Institutional Class
Holdings [Line Items]
Percent of Total Investments	27.13%
Empower Lifetime 2055 Fund - Investor Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	12.19%
Empower Lifetime 2055 Fund - Investor Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.46%
Empower Lifetime 2055 Fund - Investor Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.03%
Empower Lifetime 2055 Fund - Investor Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.71%
Empower Lifetime 2055 Fund - Investor Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.88%
Empower Lifetime 2055 Fund - Investor Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.58%
Empower Lifetime 2055 Fund - Investor Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Empower Lifetime 2055 Fund - Investor Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.25%
Empower Lifetime 2055 Fund - Investor Class | Fidelity® Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.25%
Empower Lifetime 2055 Fund - Investor Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	40.46%
Empower Lifetime 2055 Fund - Investor Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.86%
Empower Lifetime 2055 Fund - Investor Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.27%
Empower Lifetime 2055 Fund - Investor Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.49%
Empower Lifetime 2055 Fund - Investor Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	6.24%
Empower Lifetime 2055 Fund - Investor Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.36%
Empower Lifetime 2055 Fund - Investor Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	0.32%
Empower Lifetime 2055 Fund - Service Class | Empower S&P 500® Index Fund Institutional Class
Holdings [Line Items]
Percent of Total Investments	27.13%
Empower Lifetime 2055 Fund - Service Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	12.19%
Empower Lifetime 2055 Fund - Service Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.46%
Empower Lifetime 2055 Fund - Service Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.03%
Empower Lifetime 2055 Fund - Service Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.71%
Empower Lifetime 2055 Fund - Service Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.88%
Empower Lifetime 2055 Fund - Service Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.58%
Empower Lifetime 2055 Fund - Service Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Empower Lifetime 2055 Fund - Service Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.25%
Empower Lifetime 2055 Fund - Service Class | Fidelity® Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.25%
Empower Lifetime 2055 Fund - Service Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	40.46%
Empower Lifetime 2055 Fund - Service Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.86%
Empower Lifetime 2055 Fund - Service Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.27%
Empower Lifetime 2055 Fund - Service Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.49%
Empower Lifetime 2055 Fund - Service Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	6.24%
Empower Lifetime 2055 Fund - Service Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.36%
Empower Lifetime 2055 Fund - Service Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	0.32%
Empower Lifetime 2060 Fund - Institutional Class [Member] | Empower S&P 500® Index Fund Institutional Class
Holdings [Line Items]
Percent of Total Investments	26.80%
Empower Lifetime 2060 Fund - Institutional Class [Member] | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	12.55%
Empower Lifetime 2060 Fund - Institutional Class [Member] | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
Empower Lifetime 2060 Fund - Institutional Class [Member] | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.96%
Empower Lifetime 2060 Fund - Institutional Class [Member] | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.93%
Empower Lifetime 2060 Fund - Institutional Class [Member] | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.69%
Empower Lifetime 2060 Fund - Institutional Class [Member] | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.51%
Empower Lifetime 2060 Fund - Institutional Class [Member] | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.28%
Empower Lifetime 2060 Fund - Institutional Class [Member] | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.54%
Empower Lifetime 2060 Fund - Institutional Class [Member] | Fidelity® Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.51%
Empower Lifetime 2060 Fund - Institutional Class [Member] | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	40.07%
Empower Lifetime 2060 Fund - Institutional Class [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	34.23%
Empower Lifetime 2060 Fund - Institutional Class [Member] | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	10.97%
Empower Lifetime 2060 Fund - Institutional Class [Member] | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.78%
Empower Lifetime 2060 Fund - Institutional Class [Member] | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	5.27%
Empower Lifetime 2060 Fund - Institutional Class [Member] | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.45%
Empower Lifetime 2060 Fund - Institutional Class [Member] | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	0.23%
Empower Lifetime 2060 Fund - Investor Class [Member] | Empower S&P 500® Index Fund Institutional Class
Holdings [Line Items]
Percent of Total Investments	26.80%
Empower Lifetime 2060 Fund - Investor Class [Member] | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	12.55%
Empower Lifetime 2060 Fund - Investor Class [Member] | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
Empower Lifetime 2060 Fund - Investor Class [Member] | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.96%
Empower Lifetime 2060 Fund - Investor Class [Member] | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.93%
Empower Lifetime 2060 Fund - Investor Class [Member] | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.69%
Empower Lifetime 2060 Fund - Investor Class [Member] | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.51%
Empower Lifetime 2060 Fund - Investor Class [Member] | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.28%
Empower Lifetime 2060 Fund - Investor Class [Member] | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.54%
Empower Lifetime 2060 Fund - Investor Class [Member] | Fidelity® Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.51%
Empower Lifetime 2060 Fund - Investor Class [Member] | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	40.07%
Empower Lifetime 2060 Fund - Investor Class [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	34.23%
Empower Lifetime 2060 Fund - Investor Class [Member] | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	10.97%
Empower Lifetime 2060 Fund - Investor Class [Member] | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.78%
Empower Lifetime 2060 Fund - Investor Class [Member] | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	5.27%
Empower Lifetime 2060 Fund - Investor Class [Member] | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.45%
Empower Lifetime 2060 Fund - Investor Class [Member] | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	0.23%
Empower Lifetime 2060 Fund - Service Class [Member] | Empower S&P 500® Index Fund Institutional Class
Holdings [Line Items]
Percent of Total Investments	26.80%
Empower Lifetime 2060 Fund - Service Class [Member] | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	12.55%
Empower Lifetime 2060 Fund - Service Class [Member] | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
Empower Lifetime 2060 Fund - Service Class [Member] | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.96%
Empower Lifetime 2060 Fund - Service Class [Member] | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.93%
Empower Lifetime 2060 Fund - Service Class [Member] | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.69%
Empower Lifetime 2060 Fund - Service Class [Member] | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.51%
Empower Lifetime 2060 Fund - Service Class [Member] | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.28%
Empower Lifetime 2060 Fund - Service Class [Member] | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.54%
Empower Lifetime 2060 Fund - Service Class [Member] | Fidelity® Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.51%
Empower Lifetime 2060 Fund - Service Class [Member] | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	40.07%
Empower Lifetime 2060 Fund - Service Class [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	34.23%
Empower Lifetime 2060 Fund - Service Class [Member] | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	10.97%
Empower Lifetime 2060 Fund - Service Class [Member] | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.78%
Empower Lifetime 2060 Fund - Service Class [Member] | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	5.27%
Empower Lifetime 2060 Fund - Service Class [Member] | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.45%
Empower Lifetime 2060 Fund - Service Class [Member] | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	0.23%
Empower Lifetime 2065 Fund - Institutional Class [Member] | Empower S&P 500® Index Fund Institutional Class
Holdings [Line Items]
Percent of Total Investments	26.90%
Empower Lifetime 2065 Fund - Institutional Class [Member] | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	12.67%
Empower Lifetime 2065 Fund - Institutional Class [Member] | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.72%
Empower Lifetime 2065 Fund - Institutional Class [Member] | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.99%
Empower Lifetime 2065 Fund - Institutional Class [Member] | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.94%
Empower Lifetime 2065 Fund - Institutional Class [Member] | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.76%
Empower Lifetime 2065 Fund - Institutional Class [Member] | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.55%
Empower Lifetime 2065 Fund - Institutional Class [Member] | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Empower Lifetime 2065 Fund - Institutional Class [Member] | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.56%
Empower Lifetime 2065 Fund - Institutional Class [Member] | Fidelity® Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.56%
Empower Lifetime 2065 Fund - Institutional Class [Member] | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	40.24%
Empower Lifetime 2065 Fund - Institutional Class [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	34.45%
Empower Lifetime 2065 Fund - Institutional Class [Member] | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.06%
Empower Lifetime 2065 Fund - Institutional Class [Member] | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.81%
Empower Lifetime 2065 Fund - Institutional Class [Member] | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	4.75%
Empower Lifetime 2065 Fund - Institutional Class [Member] | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.48%
Empower Lifetime 2065 Fund - Institutional Class [Member] | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	0.21%
Empower Lifetime 2065 Fund - Investor Class [Member] | Empower S&P 500® Index Fund Institutional Class
Holdings [Line Items]
Percent of Total Investments	26.90%
Empower Lifetime 2065 Fund - Investor Class [Member] | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	12.67%
Empower Lifetime 2065 Fund - Investor Class [Member] | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.72%
Empower Lifetime 2065 Fund - Investor Class [Member] | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.99%
Empower Lifetime 2065 Fund - Investor Class [Member] | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.94%
Empower Lifetime 2065 Fund - Investor Class [Member] | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.76%
Empower Lifetime 2065 Fund - Investor Class [Member] | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.55%
Empower Lifetime 2065 Fund - Investor Class [Member] | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Empower Lifetime 2065 Fund - Investor Class [Member] | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.56%
Empower Lifetime 2065 Fund - Investor Class [Member] | Fidelity® Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.56%
Empower Lifetime 2065 Fund - Investor Class [Member] | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	40.24%
Empower Lifetime 2065 Fund - Investor Class [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	34.45%
Empower Lifetime 2065 Fund - Investor Class [Member] | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.06%
Empower Lifetime 2065 Fund - Investor Class [Member] | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.81%
Empower Lifetime 2065 Fund - Investor Class [Member] | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	4.75%
Empower Lifetime 2065 Fund - Investor Class [Member] | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.48%
Empower Lifetime 2065 Fund - Investor Class [Member] | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	0.21%
Empower Lifetime 2065 Fund - Service Class | Empower S&P 500® Index Fund Institutional Class
Holdings [Line Items]
Percent of Total Investments	26.90%
Empower Lifetime 2065 Fund - Service Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	12.67%
Empower Lifetime 2065 Fund - Service Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.72%
Empower Lifetime 2065 Fund - Service Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.99%
Empower Lifetime 2065 Fund - Service Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.94%
Empower Lifetime 2065 Fund - Service Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.76%
Empower Lifetime 2065 Fund - Service Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.55%
Empower Lifetime 2065 Fund - Service Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Empower Lifetime 2065 Fund - Service Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.56%
Empower Lifetime 2065 Fund - Service Class | Fidelity® Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.56%
Empower Lifetime 2065 Fund - Service Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	40.24%
Empower Lifetime 2065 Fund - Service Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	34.45%
Empower Lifetime 2065 Fund - Service Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.06%
Empower Lifetime 2065 Fund - Service Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.81%
Empower Lifetime 2065 Fund - Service Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	4.75%
Empower Lifetime 2065 Fund - Service Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.48%
Empower Lifetime 2065 Fund - Service Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	0.21%